Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable - USD ($)		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 6,810,992	$ 6,211,357	$ 168,850
Less: Debt Discount		(1,426,728)	(1,704,406)	(8,120)
Less: Debt Issuance Costs		(14,665)	(9,928)	$ (1,537)
Total		5,369,599	4,497,023
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 50,092
Interest Rate		11.00%		11.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date	[2]
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 990,000	990,000
Interest Rate		18.00%		18.00%
Conversion Price (in Dollars per share)		$ 2		$ 2	[1]
Maturity Date	[2]	November-22
Warrants granted, Quantity (in Shares)		4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 6
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 3,750,000	2,250,000
Interest Rate		18.00%		18.00%
Conversion Price (in Dollars per share)		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	March-23
Warrants granted, Quantity (in Shares)		2,150,000
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 3
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 6
The First October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 104,250	104,250
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date	[2]	September-23
The Second October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 300,000	252,857
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date	[2]
Warrants granted, Exercise Price (in Dollars per share)
The Second October 2022 Convertible Loan Agreement [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)
The Second October 2022 Convertible Loan Agreement [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)
The Third October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 866,650
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	April-23
The December 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 750,000	250,000
Conversion Price (in Dollars per share)		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	April-23
Warrants granted, Quantity (in Shares)		562,500
Warrants granted, Exercise Price (in Dollars per share)		$ 0.2
The January 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			847,500
Maturity Date	[2]	June-23
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			1,387,500
Maturity Date	[2]	June-23
The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			$ 129,250
Interest Rate		10.00%
Maturity Date	[2]	March-24

[1]	As subject to adjustment as further outlined in the notes
[2]	As subject to adjustment as further outlined in the notes